CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		87 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
REVENUE:
Total revenue
OPERATING EXPENSES:
Officers and directors compensation (including stock-based compensation of $1,141,458, $333,730 and $2,076,359, respectively)	1,449,958	466,230	3,738,026
Professional fees	61,588	188,076	1,359,242
Consulting fees (including stock-based compensation of $ $699,118, $ 18,768 and $744,155 respectively)	736,499	431,898	1,960,149
Commitment fees		300,000	300,000
Travel	136,546	114,908	994,684
Occupancy	123,978	133,118	864,440
Other selling, general and administrative (including sponsorship fee of $30,220 and $0, respectively)	281,406	134,698	1,728,482
Total Operating Expenses	2,789,975	1,768,928	10,945,023
OPERATING LOSS	(2,789,975)	(1,768,928)	(10,945,023)
OTHER (EXPENSE) INCOME
Settlement of Qatar Real Estate development dispute			1,004,666
Impairment of goodwill			(5,079,919)
Amortization of debt discount			(93,910)
Interest income			8,805
Interest expense	(35,998)	(55,679)	(243,709)
Other (Expense) - Net	(35,998)	(55,679)	(4,404,067)
NET LOSS FROM CONTINUING OPERATIONS - REAL ESTATE DEVELOPMENT	(2,825,973)	(1,824,607)	(15,349,090)
Add net loss attributable to noncontrolling interest in Omagine LLC	35,997	20,156	56,153
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	(2,789,976)	(1,804,451)	(15,292,937)
LOSS FROM DISCONTINUED OPERATIONS - SPORTS APPAREL			(345,990)
NET LOSS	(2,789,976)	(1,804,451)	(15,638,927)
Net preferred stock dividends			27,778
LOSS APPLICABLE TO COMMON STOCKHOLDERS	$ (2,789,976)	$ (1,804,451)	$ (15,666,705)
LOSS PER SHARE - BASIC AND DILUTED (in dollars per share)	$ (0.20)	$ (0.14)	$ (1.69)
LOSS PER SHARE - CONTINUING OPERATIONS - REAL ESTATE DEVELOPMENT (in dollars per share)	$ (0.20)	$ (0.14)	$ (1.65)
LOSS PER SHARE DISCONTINUED OPERATIONS - SPORTS APPAREL (in dollars per share)	$ 0.00	$ 0.00	$ (0.04)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING (in shares)	14,240,622	12,799,508	9,269,056